Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2015	Mar. 31, 2015
Offsetting [Abstract]
Derivative assets, Gross amounts of recognized assets/liabilities		¥ 16,491,000	¥ 16,723,000
Derivative assets, Gross amounts offset in the condensed consolidated balance sheet
Derivative assets, Net amounts presented in the condensed consolidated balance sheet	[1],[2],[3]	¥ 16,491,000	¥ 16,723,000
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(12,768,000)	(13,145,000)
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged		(815,000)	(732,000)
Derivative assets, Net amounts		2,908,000	2,846,000
Receivables under resale agreements, Gross amounts of recognized assets/liabilities		8,777,000	10,184,000
Receivables under resale agreements, Gross amounts offset in the condensed consolidated balance sheet		(2,103,000)	(2,911,000)
Receivables under resale agreements, Net amounts presented in the condensed consolidated balance sheet		6,674,000	7,273,000
Receivables under resale agreements, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		¥ (6,127,000)	¥ (6,137,000)
Receivables under resale agreements, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged
Receivables under resale agreements, Net amounts		¥ 547,000	¥ 1,136,000
Receivables under securities borrowing transactions, Gross amounts of recognized assets/liabilities		¥ 6,740,000	¥ 4,660,000
Receivables under securities borrowing transactions, Gross amounts offset in the condensed consolidated balance sheet
Receivables under securities borrowing transactions, Net amounts presented in the condensed consolidated balance sheet		¥ 6,739,901	¥ 4,659,545
Receivables under securities borrowing transactions, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		¥ (6,649,000)	¥ (4,227,000)
Receivables under securities borrowing transactions, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged
Receivables under securities borrowing transactions, Net amounts		¥ 91,000	¥ 433,000
Financial assets, Gross amounts of recognized assets/liabilities, Total		32,008,000	31,567,000
Financial assets, Gross amounts offset in the condensed consolidated balance sheet, Total		(2,103,000)	(2,911,000)
Financial assets, Net amounts presented in the condensed consolidated balance sheet, Total		29,905,000	28,656,000
Financial assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments, Total		(25,544,000)	(23,509,000)
Financial assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged, Total		(815,000)	(732,000)
Financial assets, Net amounts, Total		3,546,000	4,415,000
Derivative liabilities, Gross amounts of recognized assets/liabilities		¥ 16,149,000	¥ 16,924,000
Derivative liabilities, Gross amounts offset in the condensed consolidated balance sheet
Derivative liabilities, Net amounts presented in the condensed consolidated balance sheet	[1],[2],[3]	¥ 16,149,000	¥ 16,924,000
Derivative liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(12,440,000)	(12,930,000)
Derivative liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged		(1,107,000)	(1,475,000)
Derivative liabilities, Net amounts		2,602,000	2,519,000
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities	[4]	24,418,000	24,815,000
Payables under repurchase agreements, Gross amounts offset in the condensed consolidated balance sheet	[4]	(2,103,000)	(2,911,000)
Payables under repurchase agreements, Net amounts presented in the condensed consolidated balance sheet	[4]	22,315,000	21,904,000
Payables under repurchase agreements, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	[4]	(21,488,000)	(21,710,000)
Payables under repurchase agreements, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	[4]	(1,000)	(3,000)
Payables under repurchase agreements, Net amounts	[4]	826,000	191,000
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities		¥ 9,086,000	¥ 8,205,000
Payables under securities lending transactions, Gross amounts offset in the condensed consolidated balance sheet
Payables under securities lending transactions, Net amounts presented in the condensed consolidated balance sheet		¥ 9,086,489	¥ 8,205,349
Payables under securities lending transactions, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(9,070,000)	(5,808,000)
Payables under securities lending transactions, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged		(1,000)	(16,000)
Payables under securities lending transactions, Net amounts		15,000	2,381,000
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities		¥ 3,042,000	¥ 2,651,000
Obligations to return securities received as collateral, Gross amounts offset in the condensed consolidated balance sheet
Obligations to return securities received as collateral, Net amounts presented in the condensed consolidated balance sheet		¥ 3,041,938	¥ 2,651,151
Obligations to return securities received as collateral, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		¥ (45,000)	¥ (273,000)
Obligations to return securities received as collateral, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged
Obligations to return securities received as collateral, Net amounts		¥ 2,997,000	¥ 2,378,000
Financial liabilities, Gross amounts of recognized assets/liabilities, Total		52,695,000	52,595,000
Financial liabilities, Gross amounts offset in the condensed consolidated balance sheet, Total		(2,103,000)	(2,911,000)
Financial liabilities, Net amounts presented in the condensed consolidated balance sheet, Total		50,592,000	49,684,000
Financial liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments, Total		(43,043,000)	(40,721,000)
Financial liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged, Total		(1,109,000)	(1,494,000)
Financial liabilities, Net amounts, Total		6,440,000	7,469,000
Payables under long-term repurchase agreements		¥ 1,321,809	¥ 1,175,858

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2015.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,175,858 million and ¥1,321,809 million at March 31, 2015 and September 30, 2015, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.